Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 09, 2015	Nov. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions (Textual)
Rental fee, per month			$ 1,200
Lease agreement, description			Aircom Japan entered into a lease agreement with Daniel Shih, between August 1, 2014 and July 31, 2016, which was renewed on July 31, 2018. Pursuant to the terms of this lease agreement, Aircom Japan pays Daniel Shih a rental fee of approximately $1,200 per month. The lease will be expired on June 2020.
Consulting services				$ 222,246
Cash withdrew from HK bank		$ 100,067
Klingon [Member]
Related Party Transactions (Textual)
Purchase agreement periods	10 years
Purchase price of equipment	$ 909,000
Other payable			$ 762,000
WWI [Member]
Related Party Transactions (Textual)
Lease agreement, description			The Company has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. The Company has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of HKD 30,000. The lease term is from June 28, 2018 to June 27, 2020.
Dmedia [Member]
Related Party Transactions (Textual)
Interest rate			3.00%
Maturity date			Jan. 30, 2020